As filed with the Securities and Exchange Commission on August 30, 2016

Registration Numbers: 333-57791; 811-08837

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 34	☒

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 37	☒

THE SELECT SECTOR SPDR® TRUST

(Exact Name of Registrant as Specified in Charter)

One Lincoln Street

Boston, Massachusetts 02111

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (617) 664-7037

Joshua A. Weinberg, Esq.

Vice President and Managing Counsel

SSGA Funds Management, Inc.

One Lincoln Street

Boston, Massachusetts 02111

(Name and Address of Agent for Service)

Copy to:

Leonard Mackey, Esq.

Clifford Chance US LLP

31 West 52nd Street,

New York, New York 10119

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to Rule 485, paragraph (b)
☒	on September 2, 2016 pursuant to Rule 485, paragraph (b)
☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐	on pursuant to Rule 485, paragraph (a)(1)
☐	75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐	on pursuant to Rule 485, paragraph (a)(2)
☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until September 2, 2016, the effectiveness of Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A related to The Consumer Discretionary Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Financial Services Select Sector SPDR Fund, The Health Care Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Materials Select Sector SPDR Fund, The Real Estate Select Sector SPDR Fund, The Technology Select Sector SPDR Fund and The Utilities Select Sector SPDR Fund, which was filed pursuant to Rule 485(a) under the Securities Act on June 28, 2016 (the “Amendment”).

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, The Select Sector SPDR® Trust, the Registrant, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 30th day of August, 2016.

THE SELECT SECTOR SPDR® TRUST

/s/ Ellen M. Needham
By:	Ellen M. Needham
President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Cheryl Burgermeister* Cheryl Burgermeister	Trustee	August 30, 2016

/s/ George R. Gaspari* George R. Gaspari	Trustee	August 30, 2016

/s/ Ashley T. Rabun* Ashley T. Rabun	Trustee	August 30, 2016

/s/ Ernest J. Scalberg* Ernest J. Scalberg	Trustee	August 30, 2016

/s/ R. Charles Tschampion* R. Charles Tschampion	Trustee	August 30, 2016

/s/ James E. Ross* James E. Ross	Trustee	August 30, 2016

/s/ Ellen M. Needham Ellen M. Needham	President and Principal Executive Officer	August 30, 2016

/s/ Chad C. Hallett Chad C. Hallett	Treasurer and Principal Financial Officer	August 30, 2016

*By:	/s/ Jesse D. Hallee
Jesse D. Hallee
As Attorney-in-Fact Pursuant to Power of Attorney